LONG-TERM INVESTMENTS, NET	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 6 – LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of
	Ownership interest	June 30, 2025	Ownership interest	December 31, 2024
Equity method investment:
S T Meng Pte. Ltd.	21%	$1,875,000	—	$—
Share of loss from equity investment		(131,484)	—	—
Equity method investment, net		1,743,516

Long-term investment without readily determinable fair value:
Investment A	4%	99,367	4%	100,444

Total		$1,842,883		$100,444

(i) Equity investments accounted for using equity method

In January 2025, the Company, through its subsidiary, VS Media SG acquired 21% equity interest of S T Meng Pte. Ltd., a limited liability company incorporated in the Republic of Singapore, for the consideration of 1,500,000 shares of Class A Ordinary Share of the Company at the current market price of $1.25 per share. This transaction was closed on February 14, 2025.

The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Share of loss from equity investment was $131,484 for the six months ended June 30, 2025.

(ii) Equity investments without readily determinable fair value

In February 2024, the Company acquired 4% equity interest of Investment A for a cash consideration of $100,000. Investment A is a limited liability company incorporated in Georgia, the United States of America. Investment A is a private company and its principal business is engaged in the provision of marketing services to develop and deploy brands and talent in US market.

Share of loss from equity investment for the six months ended June 30, 2025 and 2024 was $131,383 and nil, respectively.